NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Inventory: Schedule of Inventory (Tables)	Jun. 30, 2023
June 30, 2023
Schedule of Inventory

	JUNE 30,	DECEMBER 31,
	2023	2022
Inventory

Inventory Classes:
Raw Materials	$3,087,777	$3,398,655
Finished Goods	285,993	310,600
Work in process	5,816	24,764
Total inventory	3,379,516	3,734,019
Inventory allowance	(1,914,891)	(1,914,891)
Total inventory, net	1,464,625	1,819,128

December 31, 2022
Schedule of Inventory

	DECEMBER 31,	DECEMBER 31,
	2022	2021
Inventory

Inventory Classes:
Raw Materials	$3,398,655	$3,672,699
Finished Goods	310,600	194,490
Work in process	24,764	5,668
Total inventory	3,734,019	3,872,857
Inventory allowance	(1,914,891)	(1,914,891)
Total inventory, net	1,819,128	1,957,966